PROPERTY, PLANT AND EQUIPMENT - Segment breakup - (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	$ 65,546	$ 68,130
Assets under construction and not subject to depreciation	4,600	5,000
Oil Sands
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	49,878	51,940
Exploration and Production
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	5,496	6,216
Refining and Marketing
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	9,393	9,210
Corporate and Eliminations
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	779	764
Cost
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	126,559	127,658	$ 125,164
Cost | Oil Sands
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	87,849	86,999
Cost | Exploration and Production
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	21,495	23,640
Cost | Refining and Marketing
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	15,989	15,757
Cost | Corporate and Eliminations
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	1,226	1,262
Accumulated provision
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	(61,013)	(59,528)	$ (52,524)
Accumulated provision | Oil Sands
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	(37,971)	(35,059)
Accumulated provision | Exploration and Production
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	(15,999)	(17,424)
Accumulated provision | Refining and Marketing
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	(6,596)	(6,547)
Accumulated provision | Corporate and Eliminations
PROPERTY PLANT AND EQUIPMENT
Property, plant and equipment	$ (447)	$ (498)